Segment reporting (Narrative) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2023
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement	$ (10)
Increase / (decrease) in total assets due to restatement		$ 35,600
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement	(6)
Increase / (decrease) in total assets due to restatement		26,900
Asset Management
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement	1
Investment Bank
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement	25
Increase / (decrease) in total assets due to restatement		21,400
Group Items
Disclosure Of Operating Segments [Line Items]
Increase / (decrease) in operating profit / (loss) before tax due to restatement	$ (8)
Increase / (decrease) in total assets due to restatement		$ (83,900)